Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of supplemental guarantor information [line items]
Revenue	$ 27,087	$ 27,104	$ 56,400
Cost of sales	(10,184)	(10,674)
Gross profit	16,903	16,430
Distribution expenses	(2,925)	(2,840)
Sales and marketing expenses	(4,095)	(4,082)
Administrative expenses	(1,771)	(1,857)
Other operating income/(expenses)	136	121
Profit from operations	8,248	7,773
Net finance income/(cost)	(3,310)	(3,331)
Share of result of associates	93	124
Profit before tax	5,031	4,566
Income tax expense	(1,436)	(994)
Profit	3,595	3,572
Income from subsidiaries	0
Profit from continuing operations	3,595	3,572
Profit from discontinued operations	0	28
Profit of the period	3,595	3,600
Profit from continuing operations attributable to:
Equity holders of AB InBev	2,955	2,880
Non-controlling interest	640	692
Profit of the period attributable to:
Equity holders of AB InBev	2,955	2,908
Non-controlling interest	640	692
Anheuser- Busch InBev SA/NV [member]
Disclosure of supplemental guarantor information [line items]
Revenue	268	216
Cost of sales	(172)	(142)
Gross profit	96	74
Distribution expenses	(15)	(8)
Sales and marketing expenses	(113)	(93)
Administrative expenses	(121)	(112)
Other operating income/(expenses)	318	443
Profit from operations	165	304
Net finance income/(cost)	(101)	(524)
Share of result of associates	0
Profit before tax	64	(220)
Profit	64	(220)
Income from subsidiaries	2,891	3,128
Profit from continuing operations	2,955	2,908
Profit from discontinued operations	0
Profit of the period	2,955	2,908
Profit from continuing operations attributable to:
Equity holders of AB InBev	2,955	2,908
Profit of the period attributable to:
Equity holders of AB InBev	2,955	2,908
Non-controlling interest	0
Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Revenue	0
Cost of sales	0
Gross profit	0
Distribution expenses	0
Sales and marketing expenses	0
Administrative expenses	0
Other operating income/(expenses)	413	519
Profit from operations	413	519
Net finance income/(cost)	(1,703)	(1,483)
Share of result of associates	0
Profit before tax	(1,290)	(964)
Income tax expense	155	437
Profit	(1,135)	(527)
Income from subsidiaries	2,061	2,793
Profit from continuing operations	926	2,266
Profit from discontinued operations	0
Profit of the period	926	2,266
Profit from continuing operations attributable to:
Equity holders of AB InBev	926	2,266
Non-controlling interest	0
Profit of the period attributable to:
Equity holders of AB InBev	926	2,266
Non-controlling interest	0
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Revenue	0
Cost of sales	0
Gross profit	0
Distribution expenses	0
Sales and marketing expenses	0
Administrative expenses	0
Other operating income/(expenses)	0
Profit from operations	0
Net finance income/(cost)	10	9
Share of result of associates	0
Profit before tax	10	9
Income tax expense	(3)	(3)
Profit	7	6
Income from subsidiaries	0
Profit from continuing operations	7	6
Profit from discontinued operations	0
Profit of the period	7	6
Profit from continuing operations attributable to:
Equity holders of AB InBev	7	6
Non-controlling interest	0
Profit of the period attributable to:
Equity holders of AB InBev	7	6
Non-controlling interest	0
Subsidiary Guarantors [member]
Disclosure of supplemental guarantor information [line items]
Revenue	6,891	7,043
Cost of sales	(2,879)	(2,907)
Gross profit	4,012	4,136
Distribution expenses	(567)	(482)
Sales and marketing expenses	(1,014)	(1,114)
Administrative expenses	(254)	(212)
Other operating income/(expenses)	(617)	(857)
Profit from operations	1,561	1,471
Net finance income/(cost)	1,569	2,480
Share of result of associates	3	2
Profit before tax	3,133	3,953
Income tax expense	(413)	(427)
Profit	2,720	3,526
Income from subsidiaries	611	291
Profit from continuing operations	3,331	3,817
Profit from discontinued operations	0
Profit of the period	3,331	3,817
Profit from continuing operations attributable to:
Equity holders of AB InBev	3,331	3,817
Non-controlling interest	0
Profit of the period attributable to:
Equity holders of AB InBev	3,331	3,817
Non-controlling interest	0
Non-Guarantors [member]
Disclosure of supplemental guarantor information [line items]
Revenue	21,156	20,860
Cost of sales	(8,361)	(8,640)
Gross profit	12,795	12,220
Distribution expenses	(2,343)	(2,350)
Sales and marketing expenses	(2,968)	(2,875)
Administrative expenses	(1,387)	(1,533)
Other operating income/(expenses)	22	16
Profit from operations	6,109	5,479
Net finance income/(cost)	(3,085)	(3,813)
Share of result of associates	90	122
Profit before tax	3,114
Income tax expense	(1,174)	(1,001)
Profit	1,940	787
Income from subsidiaries	1,778	2,634
Profit from continuing operations	3,718	3,421
Profit from discontinued operations	0	28
Profit of the period	3,718	3,449
Profit from continuing operations attributable to:
Equity holders of AB InBev	3,078	2,739
Non-controlling interest	640	692
Profit of the period attributable to:
Equity holders of AB InBev	3,078	2,757
Non-controlling interest	640	692
Eliminations [member]
Disclosure of supplemental guarantor information [line items]
Revenue	(1,228)	(1,015)
Cost of sales	1,228	1,015
Gross profit	0
Distribution expenses	0
Sales and marketing expenses	0
Administrative expenses	0
Other operating income/(expenses)	0
Profit from operations	0
Net finance income/(cost)	0
Share of result of associates	0
Profit before tax	0
Income tax expense	0
Profit	0
Income from subsidiaries	(7,341)	(8,846)
Profit from continuing operations	(7,341)	(8,846)
Profit from discontinued operations	0
Profit of the period	(7,341)	(8,846)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(7,341)	(8,846)
Non-controlling interest	0
Profit of the period attributable to:
Equity holders of AB InBev	(7,341)	$ (8,846)
Non-controlling interest	$ 0